Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000117664 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117664 | 0.2898982519056098864816079625
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000117664 | 0.3260518281014810613052236043
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000117664 | 0.1501919448016753941774226173
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000117664 | 0.0795487335426411265990314485
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000117664 | 0.2641577431631365407987337622
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000117664 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000117664 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000117664 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000117664 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117664 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117667 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117667 | 0.2898982519056098864816079625
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000117667 | 0.3260518281014810613052236043
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000117667 | 0.1501919448016753941774226173
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000117667 | 0.0795487335426411265990314485
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000117667 | 0.2641577431631365407987337622
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000117667 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000117667 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000117667 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000117667 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117667 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138343 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138343 | 0.2898982519056098864816079625
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000138343 | 0.3260518281014810613052236043
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000138343 | 0.1501919448016753941774226173
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000138343 | 0.0795487335426411265990314485
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000138343 | 0.2641577431631365407987337622
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000138343 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000138343 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000138343 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000138343 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000138343 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000149225 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000149225 | 0.2898982519056098864816079625
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000149225 | 0.3260518281014810613052236043
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000149225 | 0.1501919448016753941774226173
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000149225 | 0.0795487335426411265990314485
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000149225 | 0.2641577431631365407987337622
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000149225 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000149225 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000149225 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000149225 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000149225 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097512 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097512 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097512 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097512 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097512 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097512 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097512 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097512 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097512 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097512 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097512 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097512 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000097512 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097512 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097512 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000097512 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097512 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097512 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097512 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097512 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097512 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097512 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097512 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000097512 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097514 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097514 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097514 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097514 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097514 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097514 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097514 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097514 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097514 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097514 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097514 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097514 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000097514 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097514 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097514 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000097514 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097514 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097514 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097514 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097514 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097514 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097514 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097514 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000097514 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097520 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097520 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097520 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097520 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097520 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097520 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097520 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097520 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097520 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097520 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097520 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097520 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000097520 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097520 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097520 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000097520 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097520 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097520 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097520 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097520 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097520 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097520 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097520 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000097520 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097518 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097518 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097518 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097518 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097518 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097518 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097518 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097518 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097518 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097518 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097518 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097518 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000097518 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097518 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097518 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000097518 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097518 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097518 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097518 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097518 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097518 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097518 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097518 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000097518 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121137 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121137 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121137 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121137 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121137 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121137 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121137 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121137 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121137 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121137 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121137 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121137 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000121137 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000121137 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000121137 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000121137 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000121137 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000121137 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000121137 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000121137 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000121137 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121137 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121137 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000121137 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097516 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097516 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097516 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097516 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097516 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097516 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097516 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097516 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097516 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097516 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097516 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000097516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097516 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000097516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000097516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000097516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097516 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097516 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097516 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097516 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000097516 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255608 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255608 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255608 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255608 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255608 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255608 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255608 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000255608 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255608 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000255608 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255608 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255608 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000255608 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000255608 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000255608 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000255608 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000255608 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000255608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000255608 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255608 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255608 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255608 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255608 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000255608 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000102391 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102391 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102391 | FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102391 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | FR_902973304
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | FR_337932AM9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102391 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102391 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000102391 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000102391 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000102391 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000102392 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102392 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102392 | FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102392 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | FR_902973304
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | FR_337932AM9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102392 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102392 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000102392 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000102392 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000102392 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000102395 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102395 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102395 | FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000102395 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | FR_902973304
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | FR_337932AM9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102395 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102395 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000102395 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000102395 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000102395 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000121144 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121144 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121144 | FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121144 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | FR_902973304
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | FR_337932AM9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121144 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121144 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000121144 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000121144 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000121144 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000175683 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175683 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175683 | FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175683 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | FR_902973304
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | FR_337932AM9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175683 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000175683 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000175683 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000175683 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000175683 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000255611 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255611 | FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255611 | FR_55261F104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255611 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | FR_902973304
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | FR_337932AM9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255611 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255611 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000255611 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000255611 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000255611 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097368 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097368 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097368 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097368 | FR_02090DAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097368 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097368 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097368 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097368 | FR_941130AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097368 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097368 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097368 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000097368 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097368 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000097368 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097368 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097370 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097370 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097370 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097370 | FR_02090DAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097370 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097370 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097370 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097370 | FR_941130AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097370 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097370 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097370 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000097370 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097370 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000097370 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097370 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097377 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097377 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097377 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097377 | FR_02090DAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097377 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097377 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097377 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097377 | FR_941130AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097377 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097377 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097377 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000097377 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097377 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000097377 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097377 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097375 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097375 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097375 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097375 | FR_02090DAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097375 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097375 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097375 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097375 | FR_941130AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097375 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097375 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097375 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000097375 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097375 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000097375 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097375 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121135 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121135 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000121135 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121135 | FR_02090DAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121135 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121135 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121135 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000121135 | FR_941130AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121135 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121135 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121135 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000121135 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121135 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000121135 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121135 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097372 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097372 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097372 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097372 | FR_02090DAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097372 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097372 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097372 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097372 | FR_941130AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097372 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097372 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097372 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000097372 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097372 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000097372 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097372 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255607 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255607 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255607 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255607 | FR_02090DAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255607 | FR_65341BAG1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255607 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255607 | FR_98877DAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255607 | FR_941130AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255607 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255607 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255607 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255607 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255607 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000255607 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255607 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097428 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097428 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097428 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097428 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097428 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097428 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097428 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097428 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097428 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097428 | FR_517834107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097428 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097428 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000097428 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000097428 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097428 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097428 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000097428 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097428 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000097428 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097428 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097428 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097428 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097428 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000097430 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097430 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097430 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097430 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097430 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097430 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097430 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097430 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097430 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097430 | FR_517834107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097430 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097430 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000097430 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000097430 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097430 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097430 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000097430 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097430 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000097430 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097430 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097430 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097430 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097430 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000097437 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097437 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097437 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097437 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097437 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097437 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097437 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097437 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097437 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097437 | FR_517834107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097437 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097437 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000097437 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000097437 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097437 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097437 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000097437 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097437 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000097437 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097437 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097437 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097437 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097437 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000097435 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097435 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097435 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097435 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097435 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097435 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097435 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097435 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097435 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097435 | FR_517834107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097435 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097435 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000097435 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000097435 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097435 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097435 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000097435 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097435 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000097435 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097435 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097435 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097435 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097435 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000119014 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000119014 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000119014 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119014 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000119014 | FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119014 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000119014 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000119014 | FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000119014 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119014 | FR_517834107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119014 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119014 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000119014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000119014 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000119014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000119014 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000119014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000119014 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000119014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000119014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000119014 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000119014 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000119014 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000140950 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140950 | 0.0399063929756841734965687250
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140950 | 1.0742647060010677449803422954
Holdings [Line Items]
Percent of Net Asset Value	200.20%
C000140950 | 0.0747749444164202516720060936
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140950 | 1.7495977030567943222397546204
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000140950 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140950 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000140950 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000140950 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000140950 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	118.80%
C000140951 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140951 | 0.0399063929756841734965687250
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140951 | 1.0742647060010677449803422954
Holdings [Line Items]
Percent of Net Asset Value	200.20%
C000140951 | 0.0747749444164202516720060936
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140951 | 1.7495977030567943222397546204
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000140951 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140951 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000140951 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000140951 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000140951 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	118.80%
C000140955 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140955 | 0.0399063929756841734965687250
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140955 | 1.0742647060010677449803422954
Holdings [Line Items]
Percent of Net Asset Value	200.20%
C000140955 | 0.0747749444164202516720060936
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140955 | 1.7495977030567943222397546204
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000140955 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140955 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000140955 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000140955 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000140955 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	118.80%
C000140954 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140954 | 0.0399063929756841734965687250
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000140954 | 1.0742647060010677449803422954
Holdings [Line Items]
Percent of Net Asset Value	200.20%
C000140954 | 0.0747749444164202516720060936
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000140954 | 1.7495977030567943222397546204
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000140954 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000140954 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000140954 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000140954 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000140954 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	118.80%
C000175684 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000175684 | 0.0399063929756841734965687250
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175684 | 1.0742647060010677449803422954
Holdings [Line Items]
Percent of Net Asset Value	200.20%
C000175684 | 0.0747749444164202516720060936
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000175684 | 1.7495977030567943222397546204
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000175684 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175684 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000175684 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000175684 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175684 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	118.80%
C000255612 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255612 | 0.0399063929756841734965687250
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255612 | 1.0742647060010677449803422954
Holdings [Line Items]
Percent of Net Asset Value	200.20%
C000255612 | 0.0747749444164202516720060936
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255612 | 1.7495977030567943222397546204
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000255612 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255612 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000255612 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000255612 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255612 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	118.80%
C000097356 | FR_01F0426C2
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097356 | FR_21H0426C8
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097356 | FR_01F0326C3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097356 | FR_01F0304C9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097356 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097356 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097356 | FR_01F0526C1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097356 | FR_3132DVMC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097356 | FR_3140XAH96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097356 | FR_01F0606C4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097356 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097356 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097356 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097356 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000097356 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097356 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000097358 | FR_01F0426C2
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097358 | FR_21H0426C8
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097358 | FR_01F0326C3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097358 | FR_01F0304C9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097358 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097358 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097358 | FR_01F0526C1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097358 | FR_3132DVMC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097358 | FR_3140XAH96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097358 | FR_01F0606C4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097358 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097358 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097358 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097358 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000097358 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097358 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000097361 | FR_01F0426C2
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097361 | FR_21H0426C8
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097361 | FR_01F0326C3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097361 | FR_01F0304C9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097361 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097361 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097361 | FR_01F0526C1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097361 | FR_3132DVMC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097361 | FR_3140XAH96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097361 | FR_01F0606C4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097361 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097361 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097361 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097361 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000097361 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097361 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000121134 | FR_01F0426C2
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000121134 | FR_21H0426C8
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121134 | FR_01F0326C3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121134 | FR_01F0304C9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121134 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121134 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121134 | FR_01F0526C1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121134 | FR_3132DVMC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121134 | FR_3140XAH96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000121134 | FR_01F0606C4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121134 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121134 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121134 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121134 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000121134 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121134 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000149222 | FR_01F0426C2
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000149222 | FR_21H0426C8
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000149222 | FR_01F0326C3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149222 | FR_01F0304C9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149222 | FR_3140XHWG8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000149222 | FR_3140XQBR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000149222 | FR_01F0526C1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149222 | FR_3132DVMC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149222 | FR_3140XAH96
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149222 | FR_01F0606C4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149222 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149222 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000149222 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000149222 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000149222 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000149222 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000097571 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097571 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097571 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097571 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097571 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097571 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097571 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097571 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097571 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097571 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000097571 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097571 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000097571 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097571 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000097571 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097571 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097571 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097571 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097571 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097571 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097571 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097571 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000097573 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097573 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097573 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097573 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097573 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097573 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097573 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097573 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097573 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097573 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097573 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000097573 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097573 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000097573 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000097573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097573 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097573 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097573 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097573 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097573 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097573 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097573 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000097579 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097579 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097579 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097579 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097579 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097579 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097579 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097579 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097579 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097579 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000097579 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097579 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000097579 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000097579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097579 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097579 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097579 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097579 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097579 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000097577 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097577 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097577 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097577 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097577 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097577 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097577 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097577 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097577 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097577 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000097577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000097577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000097577 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097577 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097577 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097577 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097577 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000149223 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149223 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000149223 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000149223 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149223 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149223 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000149223 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149223 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149223 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149223 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149223 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000149223 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000149223 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000149223 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000149223 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000149223 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000149223 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149223 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000149223 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149223 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000149223 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000149223 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000149223 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000097575 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097575 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097575 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097575 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097575 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097575 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097575 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097575 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097575 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097575 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097575 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000097575 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000097575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000097575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097575 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000097575 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097575 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097575 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097575 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097575 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000097575 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097575 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097575 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000255610 | FR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255610 | FR_29414B104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255610 | FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255610 | FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255610 | FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255610 | FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255610 | FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255610 | FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255610 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255610 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255610 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000255610 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000255610 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000255610 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255610 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000255610 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000255610 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255610 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255610 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000255610 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255610 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255610 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255610 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000097587 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097587 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097587 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097587 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097587 | FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097587 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097587 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097587 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097587 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097587 | FR_861025104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097587 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000097587 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000097587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000097587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000097587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097587 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097587 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000097594 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097594 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097594 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097594 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097594 | FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097594 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097594 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097594 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097594 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097594 | FR_861025104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097594 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000097594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000097594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000097594 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000097594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097594 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097594 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097594 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000097593 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097593 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097593 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097593 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097593 | FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097593 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097593 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097593 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097593 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097593 | FR_861025104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097593 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097593 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000097593 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097593 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000097593 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097593 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000097593 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000097593 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000097593 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097593 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097593 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097593 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000149224 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000149224 | FR_736508847
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000149224 | FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149224 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149224 | FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149224 | FR_69007J304
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149224 | FR_04956D107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149224 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149224 | FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149224 | FR_861025104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149224 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000149224 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000149224 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000149224 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000149224 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149224 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000149224 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000149224 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000149224 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149224 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000149224 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000149224 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000097546 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097546 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097546 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097546 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097546 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097546 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097546 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097546 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097546 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097546 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097546 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097546 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097546 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000097546 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097546 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097546 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097546 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097546 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000097546 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097546 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097546 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097546 | Heavy Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097546 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097546 | Transaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097546 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097546 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097546 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097546 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097548 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097548 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097548 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097548 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097548 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097548 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097548 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097548 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097548 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097548 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097548 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097548 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097548 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000097548 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097548 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097548 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097548 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097548 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000097548 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097548 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097548 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097548 | Heavy Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097548 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097548 | Transaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097548 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097548 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097548 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097548 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097554 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097554 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097554 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097554 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097554 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097554 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097554 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097554 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097554 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097554 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097554 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097554 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097554 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000097554 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097554 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097554 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097554 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097554 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000097554 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097554 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097554 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097554 | Heavy Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097554 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097554 | Transaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097554 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097554 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097554 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097554 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097553 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097553 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097553 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097553 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097553 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097553 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097553 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097553 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097553 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097553 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097553 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097553 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097553 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000097553 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097553 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097553 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097553 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097553 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000097553 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097553 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097553 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097553 | Heavy Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097553 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097553 | Transaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097553 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097553 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097553 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097553 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000175682 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175682 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175682 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000175682 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000175682 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175682 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175682 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175682 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175682 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175682 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000175682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000175682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000175682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175682 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000175682 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175682 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000175682 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000175682 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000175682 | Heavy Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000175682 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000175682 | Transaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175682 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175682 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175682 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175682 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000097550 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097550 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097550 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097550 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000097550 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097550 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097550 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097550 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097550 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097550 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097550 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097550 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097550 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000097550 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097550 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097550 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000097550 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097550 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000097550 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097550 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000097550 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000097550 | Heavy Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097550 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097550 | Transaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097550 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097550 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097550 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097550 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000255609 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000255609 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000255609 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000255609 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255609 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000255609 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255609 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255609 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255609 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255609 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255609 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255609 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000255609 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000255609 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000255609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255609 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000255609 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000255609 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000255609 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000255609 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000255609 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000255609 | Heavy Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000255609 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000255609 | Transaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000255609 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255609 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255609 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255609 | Other
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176478 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176478 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176478 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176478 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176478 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176478 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176478 | FR_002824100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176478 | FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176478 | FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176478 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176478 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000176478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000176478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000176478 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000176478 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000176478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000176478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000176478 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176478 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176478 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%